Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PPM Funds
Prospectus Date	rr_ProspectusDate	Mar. 26, 2018
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED JULY 16, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Core Plus Fixed Income Fund	PKPIX
PPM Credit Fund	PKDIX
PPM Floating Rate Income Fund	PKFIX
PPM High Yield Core Fund	PKHIX
PPM Long Short Credit Fund	PKLIX
PPM Strategic Income Fund	PKSIX
PPM Large Cap Value Fund	PZLIX
PPM Mid Cap Value Fund	PZMIX
PPM Small Cap Value Fund	PZSIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.  This supplement supersedes the supplements to the Prospectus dated March 26, 2018, April 30, 2018, June 1, 2018, and July 2, 2018.

Effective July 2, 2018, in the section entitled “Fund Summaries” of the Prospectus for the PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus as it relates to each of the funds except PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus for the PPM Floating Rate Income Fund, the third paragraph in the section entitled “Principal Investment Strategies” is deleted and replaced in its entirety with the following paragraph:

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, fixed-income debt obligations, corporate bonds, and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which rating are associated with securities having high risk and speculative characteristics. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. While the Fund may invest in loans with no credit rating or without any credit rating restrictions, under normal circumstances PPM expects that the credit ratings of the Fund's loan investments will primarily be at or above B3/B- as determined by Moody's Investors Service, Inc. ("Moody's"), S&P Global Ratings ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PPM to be of comparable quality.

Effective July 16, 2018, as it relates to the PPM Core Plus Fixed Income Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 1 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Institutional Shares
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver and Expense Reimbursement[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.50%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.50% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.
Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$51	$210

Effective July 16, 2018, as it relates to the PPM Credit Fund, under the “Fund Summaries” section of the Prospectus the sections entitled “Expenses” and “Expense Example” on page 5 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and Expense Reimbursement[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.55%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.55% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.
Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$56	$226

Effective June 1, 2018, and July 16, 2018, respectively, as it relates to the PPM Floating Rate Income Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 9 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement[3]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$72	$263

Effective June 1, 2018, and July 16, 2018, respectively, as it relates to the PPM High Yield Core Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 13 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement[3]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$72	$263

Effective June 1, 2018, and July 16, 2018, respectively, as it relates to the PPM Long Short Credit Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 17 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Total Other Expenses[1]	0.38%
Other Expenses	0.23%
Dividend and Interest Expenses Relating to Short Sales	0.15%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and Expense Reimbursement[3]	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%
[1] “Total Other Expenses” are based on estimated amounts for the current fiscal year. The amount includes the costs associated with the Fund's short sales securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, dividend and interest expenses related to short sales (if any), Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years
Institutional Shares	$87	$299

Effective June 1, 2018 and July 2, 2018, respectively, as it relates to the PPM Strategic Income Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 22 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement[3]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	0.65%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.65% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$66	$247

Effective July 16, 2018, as it relates to the PPM Large Cap Value Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 27 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.32%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver and Expense Reimbursement[3]	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.75% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$77	$298

Effective July 16, 2018, as it relates to the PPM Mid Cap Value Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 30 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.32%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver and Expense Reimbursement[3]	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	0.90%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.90% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$92	$334

Effective July 16, 2018, as it relates to the PPM Small Cap Value Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 33 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.27%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and Expense Reimbursement[3]	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 1.00% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$102	$355

PPM Core Plus Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED JULY 16, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Core Plus Fixed Income Fund	PKPIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.  This supplement supersedes the supplements to the Prospectus dated March 26, 2018, April 30, 2018, June 1, 2018, and July 2, 2018.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus as it relates to each of the funds except PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective July 16, 2018, as it relates to the PPM Core Plus Fixed Income Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 1 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Institutional Shares
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver and Expense Reimbursement[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.50%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.50% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.
Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$51	$210

PPM Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED JULY 16, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Credit Fund	PKDIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.  This supplement supersedes the supplements to the Prospectus dated March 26, 2018, April 30, 2018, June 1, 2018, and July 2, 2018.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus as it relates to each of the funds except PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective July 16, 2018, as it relates to the PPM Credit Fund, under the “Fund Summaries” section of the Prospectus the sections entitled “Expenses” and “Expense Example” on page 5 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and Expense Reimbursement[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.55%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.55% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.
Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$56	$226

PPM Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED JULY 16, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Floating Rate Income Fund	PKFIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.  This supplement supersedes the supplements to the Prospectus dated March 26, 2018, April 30, 2018, June 1, 2018, and July 2, 2018.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus as it relates to each of the funds except PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus for the PPM Floating Rate Income Fund, the third paragraph in the section entitled “Principal Investment Strategies” is deleted and replaced in its entirety with the following paragraph:

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, fixed-income debt obligations, corporate bonds, and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which rating are associated with securities having high risk and speculative characteristics. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. While the Fund may invest in loans with no credit rating or without any credit rating restrictions, under normal circumstances PPM expects that the credit ratings of the Fund's loan investments will primarily be at or above B3/B- as determined by Moody's Investors Service, Inc. ("Moody's"), S&P Global Ratings ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PPM to be of comparable quality.

Effective June 1, 2018, and July 16, 2018, respectively, as it relates to the PPM Floating Rate Income Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 9 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement[3]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$72	$263

PPM High Yield Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED JULY 16, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM High Yield Core Fund	PKHIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.  This supplement supersedes the supplements to the Prospectus dated March 26, 2018, April 30, 2018, June 1, 2018, and July 2, 2018.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus as it relates to each of the funds except PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective June 1, 2018, and July 16, 2018, respectively, as it relates to the PPM High Yield Core Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 13 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement[3]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$72	$263

PPM Long Short Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED JULY 16, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Long Short Credit Fund	PKLIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.  This supplement supersedes the supplements to the Prospectus dated March 26, 2018, April 30, 2018, June 1, 2018, and July 2, 2018.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus as it relates to each of the funds except PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective June 1, 2018, and July 16, 2018, respectively, as it relates to the PPM Long Short Credit Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 17 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Total Other Expenses[1]	0.38%
Other Expenses	0.23%
Dividend and Interest Expenses Relating to Short Sales	0.15%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and Expense Reimbursement[3]	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%
[1] “Total Other Expenses” are based on estimated amounts for the current fiscal year. The amount includes the costs associated with the Fund's short sales securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, dividend and interest expenses related to short sales (if any), Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years
Institutional Shares	$87	$299

PPM Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED JULY 16, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Strategic Income Fund	PKSIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.  This supplement supersedes the supplements to the Prospectus dated March 26, 2018, April 30, 2018, June 1, 2018, and July 2, 2018.

Effective July 2, 2018, in the section entitled “Fund Summaries” of the Prospectus for the PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective June 1, 2018 and July 2, 2018, respectively, as it relates to the PPM Strategic Income Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 22 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement[3]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	0.65%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.65% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$66	$247

PPM Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED JULY 16, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Large Cap Value Fund	PZLIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.  This supplement supersedes the supplements to the Prospectus dated March 26, 2018, April 30, 2018, June 1, 2018, and July 2, 2018.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus as it relates to each of the funds except PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.
Effective July 16, 2018, as it relates to the PPM Large Cap Value Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 27 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.32%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver and Expense Reimbursement[3]	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.75% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$77	$298

PPM Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED JULY 16, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Mid Cap Value Fund	PZMIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.  This supplement supersedes the supplements to the Prospectus dated March 26, 2018, April 30, 2018, June 1, 2018, and July 2, 2018.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus as it relates to each of the funds except PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective July 16, 2018, as it relates to the PPM Mid Cap Value Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 30 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.32%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver and Expense Reimbursement[3]	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	0.90%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.90% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$92	$334

PPM Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED JULY 16, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Small Cap Value Fund	PZSIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.  This supplement supersedes the supplements to the Prospectus dated March 26, 2018, April 30, 2018, June 1, 2018, and July 2, 2018.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus as it relates to each of the funds except PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective July 16, 2018, as it relates to the PPM Small Cap Value Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 33 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.27%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and Expense Reimbursement[3]	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 1.00% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$102	$355